ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2025	2024

Employees and payroll accruals	$11,443	$11,690
Accrued expenses	8,078	7,990
Advances from customers	3,377	2,435
Taxes payable	6,870	3,585
Warranty provision	1,050	824
Sales return provision	879	432
Operating lease liability short-term	26,917	24,339
Other	104	88

	$58,718	$51,383